UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 66.5%
	Communications – 6.6%
742	Alphabet, Inc. - Class A*	$895,653
756	Alphabet, Inc. - Class C*	902,263
17,360	AT&T, Inc.	582,949
121	Booking Holdings, Inc.*	240,064
796	CBS Corp. - Class B	45,730
2,378	CenturyLink, Inc.	50,414
432	Charter Communications, Inc. - Class A*	140,780
10,798	Comcast Corp. - Class A	382,357
395	Discovery, Inc. - Class A*	12,640
852	Discovery, Inc. - Class C*	25,202
495	DISH Network Corp. - Class A*	17,701
276	Expedia Group, Inc.	36,013
5,677	Facebook, Inc. - Class A*	933,639
952	Interpublic Group of Cos., Inc.	21,772
1,012	Netflix, Inc.*	378,620
1,074	News Corp. - Class A	14,166
352	News Corp. - Class B	4,787
516	Omnicom Group, Inc.	35,098
293	TripAdvisor, Inc.*	14,964
2,278	Twenty-First Century Fox, Inc. - Class A	105,540
919	Twenty-First Century Fox, Inc. - Class B	42,109
1,642	Twitter, Inc.*	46,731
246	VeriSign, Inc.*	39,390
9,364	Verizon Communications, Inc.	499,944
741	Viacom, Inc. - Class B	25,016
3,624	Walt Disney Co.	423,791
		5,917,333
	Consumer Discretionary – 7.0%
165	Advance Auto Parts, Inc.	27,774
279	Alaska Air Group, Inc.	19,212
979	Amazon.com, Inc.*	1,960,937
1,160	American Airlines Group, Inc.	47,943
712	Aptiv PLC[1]	59,737
66	AutoZone, Inc.*	51,196
598	Best Buy Co., Inc.	47,457
495	BorgWarner, Inc.	21,176
373	CarMax, Inc.*	27,852
1,048	Carnival Corp.[1]	66,831
61	Chipotle Mexican Grill, Inc.*	27,726
210	Cintas Corp.	41,540
261	Darden Restaurants, Inc.	29,021
1,669	Delta Air Lines, Inc.	96,518
833	DR Horton, Inc.	35,136

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
2,293	eBay, Inc.*	$75,715
640	Ecolab, Inc.	100,339
681	Fastenal Co.	39,512
313	Foot Locker, Inc.	15,957
9,745	Ford Motor Co.	90,141
416	Fortune Brands Home & Security, Inc.	21,782
500	Gap, Inc.	14,425
3,298	General Motors Co.	111,044
363	Genuine Parts Co.	36,082
682	Goodyear Tire & Rubber Co.	15,952
493	H&R Block, Inc.	12,695
766	Hanesbrands, Inc.	14,117
400	Harley-Davidson, Inc.	18,120
245	Hasbro, Inc.	25,754
708	Hilton Worldwide Holdings, Inc.	57,192
2,792	Home Depot, Inc.	578,363
376	Kohl's Corp.	28,031
602	L Brands, Inc.	18,241
253	Leggett & Platt, Inc.	11,079
651	Lennar Corp. - Class A	30,395
697	LKQ Corp.*	22,074
1,960	Lowe's Cos., Inc.	225,047
733	Macy's, Inc.	25,457
784	Marriott International, Inc. - Class A	103,512
742	Masco Corp.	27,157
993	Mattel, Inc.	15,590
1,942	McDonald's Corp.	324,877
1,363	MGM Resorts International	38,041
333	Michael Kors Holdings Ltd.*1	22,830
158	Mohawk Industries, Inc.*	27,705
1,070	Newell Brands, Inc.	21,721
3,192	NIKE, Inc. - Class B	270,426
325	Nordstrom, Inc.	19,438
574	Norwegian Cruise Line Holdings Ltd.*1	32,965
203	O'Reilly Automotive, Inc.*	70,506
594	PulteGroup, Inc.	14,713
183	PVH Corp.	26,425
131	Ralph Lauren Corp.	18,019
336	Robert Half International, Inc.	23,648
916	Ross Stores, Inc.	90,776
423	Royal Caribbean Cruises Ltd.[1]	54,965
138	Snap-on, Inc.	25,337
1,328	Southwest Airlines Co.	82,934
372	Stanley Black & Decker, Inc.	54,476

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
3,670	Starbucks Corp.	$208,603
722	Tapestry, Inc.	36,295
252	Tiffany & Co.	32,500
1,531	TJX Cos., Inc.	171,503
285	Tractor Supply Co.	25,901
142	Ulta Beauty, Inc.*	40,061
487	Under Armour, Inc. - Class A*	10,334
522	Under Armour, Inc. - Class C*	10,158
558	United Continental Holdings, Inc.*	49,695
820	VF Corp.	76,629
153	Whirlpool Corp.	18,169
202	Wynn Resorts Ltd.	25,666
774	Yum! Brands, Inc.	70,364
		6,289,509
	Consumer Staples – 4.6%
4,468	Altria Group, Inc.	269,465
1,317	Archer-Daniels-Midland Co.	66,206
687	Brown-Forman Corp. - Class B	34,728
418	Campbell Soup Co.	15,311
536	Church & Dwight Co., Inc.	31,822
299	Clorox Co.	44,973
9,174	Coca-Cola Co.	423,747
1,979	Colgate-Palmolive Co.	132,494
937	Conagra Brands, Inc.	31,830
412	Constellation Brands, Inc. - Class A	88,835
1,007	Costco Wholesale Corp.	236,524
1,175	Coty, Inc. - Class A	14,758
620	Dollar General Corp.	67,766
597	Dollar Tree, Inc.*	48,685
573	Estee Lauder Cos., Inc. - Class A	83,268
1,340	General Mills, Inc.	57,513
296	Hershey Co.	30,192
604	Hormel Foods Corp.	23,798
252	JM Smucker Co.	25,858
562	Kellogg Co.	39,351
807	Kimberly-Clark Corp.	91,707
1,330	Kraft Heinz Co.	73,296
1,719	Kroger Co.	50,040
262	McCormick & Co., Inc.	34,519
410	Molson Coors Brewing Co. - Class B	25,215
3,387	Mondelez International, Inc. - Class A	145,506
995	Monster Beverage Corp.*	57,989
3,244	PepsiCo, Inc.	362,679

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Staples (Continued)
3,685	Philip Morris International, Inc.	$300,475
5,800	Procter & Gamble Co.	482,734
1,141	Sysco Corp.	83,578
1,230	Target Corp.	108,498
722	Tyson Foods, Inc. - Class A	42,981
3,274	Wal-Mart Stores, Inc.	307,461
1,925	Walgreens Boots Alliance, Inc.	140,333
		4,074,135
	Energy – 3.8%
1,119	Anadarko Petroleum Corp.	75,432
341	Andeavor	52,343
851	Apache Corp.	40,567
986	Baker Hughes a GE Co.	33,356
1,177	Cabot Oil & Gas Corp.	26,506
4,515	Chevron Corp.	552,094
221	Cimarex Energy Co.	20,540
322	Concho Resources, Inc.*	49,186
2,669	ConocoPhillips	206,581
1,149	Devon Energy Corp.	45,891
1,301	EOG Resources, Inc.	165,969
606	EQT Corp.	26,803
9,880	Exxon Mobil Corp.	839,998
2,059	Halliburton Co.	83,451
258	Helmerich & Payne, Inc.	17,743
592	Hess Corp.	42,375
499	HollyFrontier Corp.	34,880
4,401	Kinder Morgan, Inc.	78,030
1,844	Marathon Oil Corp.	42,928
1,199	Marathon Petroleum Corp.	95,884
909	National Oilwell Varco, Inc.	39,160
363	Newfield Exploration Co.*	10,465
1,092	Noble Energy, Inc.	34,059
1,793	Occidental Petroleum Corp.	147,331
956	ONEOK, Inc.	64,807
1,004	Phillips 66	113,171
375	Pioneer Natural Resources Co.	65,321
3,255	Schlumberger Ltd.[1]	198,295
1,036	TechnipFMC PLC[1]	32,375
1,063	Valero Energy Corp.	120,916
2,052	Williams Cos., Inc.	55,794
		3,412,251
	Financials – 12.4%
149	Affiliated Managers Group, Inc.	20,371

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
1,917	Aflac, Inc.	$90,233
267	Alexandria Real Estate Equities, Inc. - REIT	33,586
121	Alliance Data Systems Corp.	28,575
861	Allstate Corp.	84,981
1,717	American Express Co.	182,843
2,196	American International Group, Inc.	116,915
1,008	American Tower Corp. - REIT	146,462
360	Ameriprise Financial, Inc.	53,158
615	Aon PLC[1]	94,575
397	Apartment Investment & Management Co. - Class A - REIT	17,520
428	Arthur J. Gallagher & Co.	31,860
109	Assurant, Inc.	11,767
326	AvalonBay Communities, Inc. - REIT	59,055
23,149	Bank of America Corp.	681,970
2,558	Bank of New York Mellon Corp.	130,432
1,857	BB&T Corp.	90,139
4,681	Berkshire Hathaway, Inc. - Class B*	1,002,249
308	BlackRock, Inc.	145,170
358	Boston Properties, Inc. - REIT	44,066
275	Brighthouse Financial, Inc.*	12,166
1,198	Capital One Financial Corp.	113,726
267	CBOE Global Markets, Inc.	25,621
704	CBRE Group, Inc. - Class A*	31,046
2,980	Charles Schwab Corp.	146,467
1,158	Chubb Ltd.[1]	154,755
335	Cincinnati Financial Corp.	25,731
6,087	Citigroup, Inc.	436,681
1,264	Citizens Financial Group, Inc.	48,752
816	CME Group, Inc.	138,891
430	Comerica, Inc.	38,786
941	Crown Castle International Corp. - REIT	104,762
455	Digital Realty Trust, Inc. - REIT	51,178
869	Discover Financial Services	66,435
766	Duke Realty Corp. - REIT	21,731
634	E*TRADE Financial Corp.*	33,215
169	Equinix, Inc. - REIT	73,158
885	Equity Residential - REIT	58,640
167	Essex Property Trust, Inc. - REIT	41,201
97	Everest Re Group Ltd.[1]	22,162
279	Extra Space Storage, Inc. - REIT	24,173
177	Federal Realty Investment Trust - REIT	22,385
795	Fidelity National Information Services, Inc.	86,711
1,725	Fifth Third Bancorp	48,162
985	Fiserv, Inc.*	81,144

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
862	Franklin Resources, Inc.	$26,213
407	Global Payments, Inc.	51,852
879	Goldman Sachs Group, Inc.	197,107
873	Hartford Financial Services Group, Inc.	43,615
1,109	HCP, Inc. - REIT	29,189
1,829	Host Hotels & Resorts, Inc. - REIT	38,592
2,622	Huntington Bancshares, Inc.	39,120
1,356	Intercontinental Exchange, Inc.	101,551
1,041	Invesco Ltd.[1]	23,818
644	Iron Mountain, Inc. - REIT	22,231
728	Jefferies Financial Group, Inc.	15,987
8,381	JPMorgan Chase & Co.	945,712
2,555	KeyCorp	50,819
969	Kimco Realty Corp. - REIT	16,221
534	Lincoln National Corp.	36,130
692	Loews Corp.	34,759
363	M&T Bank Corp.	59,728
292	Macerich Co. - REIT	16,145
1,245	Marsh & McLennan Cos., Inc.	102,986
2,234	Mastercard, Inc.	497,311
2,515	MetLife, Inc.	117,501
277	Mid-America Apartment Communities, Inc. - REIT	27,750
3,395	Morgan Stanley	158,105
305	Nasdaq, Inc.	26,169
536	Northern Trust Corp.	54,742
2,817	PayPal Holdings, Inc.*	247,445
920	People's United Financial, Inc.	15,750
1,150	PNC Financial Services Group, Inc.	156,618
631	Principal Financial Group, Inc.	36,970
1,414	Progressive Corp.	100,451
1,294	Prologis, Inc. - REIT	87,720
1,009	Prudential Financial, Inc.	102,232
342	Public Storage - REIT	68,957
304	Raymond James Financial, Inc.	27,983
612	Realty Income Corp. - REIT	34,817
356	Regency Centers Corp. - REIT	23,023
2,804	Regions Financial Corp.	51,453
271	SBA Communications Corp. - REIT*	43,531
712	Simon Property Group, Inc. - REIT	125,846
222	SL Green Realty Corp. - REIT	21,652
885	State Street Corp.	74,145
1,189	SunTrust Banks, Inc.	79,413
134	SVB Financial Group*	41,651
1,847	Synchrony Financial	57,405

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
621	T. Rowe Price Group, Inc.	$67,801
272	Torchmark Corp.	23,580
401	Total System Services, Inc.	39,595
687	Travelers Cos., Inc.	89,111
3,791	U.S. Bancorp	200,203
597	UDR, Inc. - REIT	24,137
603	Unum Group	23,559
789	Ventas, Inc. - REIT	42,906
4,352	Visa, Inc. - Class A	653,192
380	Vornado Realty Trust - REIT	27,740
10,614	Wells Fargo & Co.	557,872
833	Welltower, Inc. - REIT	53,579
1,093	Western Union Co.	20,833
1,871	Weyerhaeuser Co. - REIT	60,377
331	Willis Towers Watson PLC[1]	46,651
524	Zions Bancorp NA	26,279
		11,061,436
	Health Care – 9.8%
4,303	Abbott Laboratories	315,668
3,812	AbbVie, Inc.	360,539
107	ABIOMED, Inc.*	48,123
766	Aetna, Inc.	155,383
816	Agilent Technologies, Inc.	57,561
499	Alexion Pharmaceuticals, Inc.*	69,366
177	Align Technology, Inc.*	69,246
830	Allergan PLC[1]	158,098
370	AmerisourceBergen Corp.	34,121
1,566	Amgen, Inc.	324,616
598	Anthem, Inc.	163,882
1,223	Baxter International, Inc.	94,281
609	Becton, Dickinson and Co.	158,949
499	Biogen, Inc.*	176,302
3,299	Boston Scientific Corp.*	127,012
3,768	Bristol-Myers Squibb Co.	233,918
734	Cardinal Health, Inc.	39,636
1,646	Celgene Corp.*	147,301
499	Centene Corp.*	72,245
576	Cigna Corp.	119,952
120	Cooper Cos., Inc.	33,258
2,304	CVS Health Corp.	181,371
1,464	Danaher Corp.	159,078
313	DaVita, Inc.*	22,420
503	DENTSPLY SIRONA, Inc.	18,983

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care (Continued)
536	Edwards Lifesciences Corp.*	$93,318
2,294	Eli Lilly & Co.	246,169
253	Envision Healthcare Corp.*	11,570
1,342	Express Scripts Holding Co.*	127,503
3,063	Gilead Sciences, Inc.	236,494
691	HCA Healthcare, Inc.	96,132
374	Henry Schein, Inc.*	31,801
705	Hologic, Inc.*	28,891
334	Humana, Inc.	113,066
208	IDEXX Laboratories, Inc.*	51,929
368	Illumina, Inc.*	135,078
422	Incyte Corp.*	29,152
279	Intuitive Surgical, Inc.*	160,146
338	IQVIA Holdings, Inc.*	43,852
6,287	Johnson & Johnson	868,675
248	Laboratory Corp. of America Holdings*	43,073
500	McKesson Corp.	66,325
3,251	Medtronic PLC[1]	319,801
6,494	Merck & Co., Inc.	460,684
59	Mettler-Toledo International, Inc.*	35,930
1,185	Mylan N.V.*1	43,371
483	Nektar Therapeutics*	29,444
308	PerkinElmer, Inc.	29,959
300	Perrigo Co. PLC[1]	21,240
13,844	Pfizer, Inc.	610,105
303	Quest Diagnostics, Inc.	32,697
165	Regeneron Pharmaceuticals, Inc.*	66,667
321	ResMed, Inc.	37,024
752	Stryker Corp.	133,615
980	Thermo Fisher Scientific, Inc.	239,198
2,325	UnitedHealth Group, Inc.	618,543
196	Universal Health Services, Inc. - Class B	25,057
239	Varian Medical Systems, Inc.*	26,751
601	Vertex Pharmaceuticals, Inc.*	115,837
202	Waters Corp.*	39,325
506	Zimmer Biomet Holdings, Inc.	66,524
1,195	Zoetis, Inc.	109,414
		8,785,669
	Industrials – 5.7%
377	A.O. Smith Corp.	20,120
215	Allegion PLC[1]	19,473
542	AMETEK, Inc.	42,883
771	Amphenol Corp. - Class A	72,489

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
982	Arconic, Inc.	$21,614
1,378	Boeing Co.	512,478
329	C.H. Robinson Worldwide, Inc.	32,216
1,562	Caterpillar, Inc.	238,189
2,164	CSX Corp.	160,244
376	Cummins, Inc.	54,922
796	Deere & Co.	119,663
383	Dover Corp.	33,907
1,106	Eaton Corp. PLC[1]	95,923
1,539	Emerson Electric Co.	117,857
458	Expeditors International of Washington, Inc.	33,677
647	FedEx Corp.	155,791
274	Flowserve Corp.	14,985
343	Fluor Corp.	19,928
744	Fortive Corp.	62,645
686	General Dynamics Corp.	140,438
19,532	General Electric Co.	220,516
308	Harris Corp.	52,117
1,855	Honeywell International, Inc.	308,672
104	Huntington Ingalls Industries, Inc.	26,632
748	Illinois Tool Works, Inc.	105,558
625	Ingersoll-Rand PLC[1]	63,937
227	J.B. Hunt Transport Services, Inc.	26,999
261	Jacobs Engineering Group, Inc.	19,966
2,304	Johnson Controls International PLC[1]	80,640
265	Kansas City Southern	30,019
204	L3 Technologies, Inc.	43,374
621	Lockheed Martin Corp.	214,841
664	Norfolk Southern Corp.	119,852
433	Northrop Grumman Corp.	137,421
808	PACCAR, Inc.	55,098
359	Parker-Hannifin Corp.	66,031
397	Pentair PLC[1]	17,210
332	Quanta Services, Inc.*	11,082
719	Raytheon Co.	148,589
569	Republic Services, Inc.	41,344
302	Rockwell Automation, Inc.	56,631
414	Rockwell Collins, Inc.	58,155
247	Roper Technologies, Inc.	73,164
174	Stericycle, Inc.*	10,210
904	TE Connectivity Ltd.[1]	79,489
593	Textron, Inc.	42,382
115	TransDigm Group, Inc.*	42,814
1,897	Union Pacific Corp.	308,889

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
1,736	United Parcel Service, Inc. - Class B	$202,678
225	United Rentals, Inc.*	36,810
1,786	United Technologies Corp.	249,701
127	W.W. Grainger, Inc.	45,391
971	Waste Management, Inc.	87,740
418	Xylem, Inc.	33,386
		5,086,780
	Materials – 1.8%
1,452	3M Co.	305,951
536	Air Products & Chemicals, Inc.	89,539
237	Albemarle Corp.	23,648
221	Avery Dennison Corp.	23,945
787	Ball Corp.	34,620
635	CF Industries Holdings, Inc.	34,569
5,634	DowDuPont, Inc.	362,323
391	Eastman Chemical Co.	37,426
312	FMC Corp.	27,200
3,296	Freeport-McMoRan, Inc.	45,880
181	International Flavors & Fragrances, Inc.	25,181
1,049	International Paper Co.	51,558
811	LyondellBasell Industries N.V. - Class A1	83,136
152	Martin Marietta Materials, Inc.	27,656
795	Mosaic Co.	25,822
1,354	Newmont Mining Corp.	40,891
793	Nucor Corp.	50,316
246	Packaging Corp. of America	26,984
580	PPG Industries, Inc.	63,295
677	Praxair, Inc.	108,814
391	Sealed Air Corp.	15,699
194	Sherwin-Williams Co.	88,311
305	Vulcan Materials Co.	33,916
577	WestRock Co.	30,835
		1,657,515
	Technology – 13.1%
1,565	Accenture PLC - Class A1	266,363
1,876	Activision Blizzard, Inc.	156,064
1,231	Adobe Systems, Inc.*	332,309
2,215	Advanced Micro Devices, Inc.*	68,421
457	Akamai Technologies, Inc.*	33,430
916	Analog Devices, Inc.	84,693
193	ANSYS, Inc.*	36,029
11,860	Apple, Inc.	2,677,276
2,561	Applied Materials, Inc.	98,983

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Technology (Continued)
567	Autodesk, Inc.*	$88,514
1,081	Automatic Data Processing, Inc.	162,864
1,028	Broadcom, Inc.	253,638
293	Broadridge Financial Solutions, Inc.	38,661
785	CA, Inc.	34,658
647	Cadence Design Systems, Inc.*	29,322
753	Cerner Corp.*	48,501
11,532	Cisco Systems, Inc.	561,032
324	Citrix Systems, Inc.*	36,016
1,429	Cognizant Technology Solutions Corp. - Class A	110,247
2,018	Corning, Inc.	71,235
712	DXC Technology Co.	66,586
763	Electronic Arts, Inc.*	91,934
270	Equifax, Inc.	35,254
163	F5 Networks, Inc.*	32,506
320	FLIR Systems, Inc.	19,670
277	Garmin Ltd.[1]	19,404
212	Gartner, Inc.*	33,602
3,756	Hewlett Packard Enterprise Co.	61,260
4,121	HP, Inc.	106,198
861	IHS Markit Ltd.*1	46,460
11,929	Intel Corp.	564,122
2,100	International Business Machines Corp.	317,541
613	Intuit, Inc.	139,396
104	IPG Photonics Corp.*	16,231
832	Juniper Networks, Inc.	24,935
384	KLA-Tencor Corp.	39,057
390	Lam Research Corp.	59,163
610	Microchip Technology, Inc.	48,135
3,069	Micron Technology, Inc.*	138,811
18,648	Microsoft Corp.	2,132,772
396	Moody's Corp.	66,211
386	Motorola Solutions, Inc.	50,234
237	MSCI, Inc.	42,046
649	NetApp, Inc.	55,743
735	Nielsen Holdings PLC[1]	20,330
1,592	NVIDIA Corp.	447,384
7,546	Oracle Corp.	389,072
746	Paychex, Inc.	54,943
346	Qorvo, Inc.*	26,604
3,703	QUALCOMM, Inc.	266,727
540	Red Hat, Inc.*	73,591
606	S&P Global, Inc.	118,406
1,748	salesforce.com, Inc.*	277,985

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Technology (Continued)
696	Seagate Technology PLC[1]	$32,956
460	Skyworks Solutions, Inc.	41,727
1,661	Symantec Corp.	35,346
394	Synopsys, Inc.*	38,852
291	Take-Two Interactive Software, Inc.*	40,155
2,440	Texas Instruments, Inc.	261,788
366	Verisk Analytics, Inc.*	44,121
716	Western Digital Corp.	41,915
453	Xerox Corp.	12,222
686	Xilinx, Inc.	54,997
		11,674,648
	Utilities – 1.7%
1,673	AES Corp.	23,422
525	Alliant Energy Corp.	22,349
552	Ameren Corp.	34,897
1,120	American Electric Power Co., Inc.	79,386
389	American Water Works Co., Inc.	34,220
1,012	CenterPoint Energy, Inc.	27,982
590	CMS Energy Corp.	28,910
715	Consolidated Edison, Inc.	54,476
1,474	Dominion Energy, Inc.	103,593
373	DTE Energy Co.	40,705
1,540	Duke Energy Corp.	123,231
708	Edison International	47,917
409	Entergy Corp.	33,182
601	Evergy, Inc.	33,007
672	Eversource Energy	41,288
2,242	Exelon Corp.	97,886
1,074	FirstEnergy Corp.	39,921
1,058	NextEra Energy, Inc.	177,321
647	NiSource, Inc.	16,123
716	NRG Energy, Inc.	26,778
1,178	PG&E Corp.	54,200
276	Pinnacle West Capital Corp.	21,854
1,548	PPL Corp.	45,294
1,130	Public Service Enterprise Group, Inc.	59,653
301	SCANA Corp.	11,706
622	Sempra Energy	70,752
2,284	Southern Co.	99,582
696	WEC Energy Group, Inc.	46,465

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities (Continued)
1,099	Xcel Energy, Inc.	$51,884
		1,547,984
	Total Common Stocks (Cost $53,797,318)	59,507,260

	EXCHANGE-TRADED FUNDS – 33.3%
102,271	SPDR S&P 500 ETF Trust	29,732,225
	Total EXCHANGE-TRADED FUNDS (Cost $26,393,594)	29,732,225

Principal Amount
	Short-Term Investments – 0.1%
$118,264	UMB Money Market Fiduciary, 0.25%[2]	118,264
	Total Short-Term Investments (Cost $118,264)	118,264

	Total Investments – 99.9% (Cost $80,309,176)	89,357,749
	Other Assets in Excess of Liabilities – 0.1%	75,290
	Total Net Assets – 100.0%	$89,433,039

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 99.0%
	Communications – 7.7%
$800,000	Altice Financing S.A. 6.625%, 2/15/2023[1,2,3,5]	$806,000
572,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,5]	572,000
	Cablevision Systems Corp.
260,000	8.000%, 4/15/2020[5]	273,975
200,000	5.875%, 9/15/2022[5]	203,875
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[5]	727,125
	DISH DBS Corp.
400,000	6.750%, 6/1/2021[5]	408,500
400,000	5.875%, 7/15/2022[5]	390,424
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[5]	404,000
	Netflix, Inc.
60,000	5.375%, 2/1/2021[5]	61,500
700,000	5.500%, 2/15/2022[5]	721,875
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[5]	355,687
228,000	Sprint Corp. 7.250%, 9/15/2021	241,110
112,000	Univision Communications, Inc. 6.750%, 9/15/2022[1,2,5]	114,520
350,000	Windstream Services LLC 7.750%, 10/15/2020[1,5]	255,500
		5,536,091
	Consumer Discretionary – 28.3%
665,000	ADT Security Corp. 6.250%, 10/15/2021[5]	697,592
415,000	Air Canada 7.750%, 4/15/2021[3,5]	450,275
600,000	AMC Entertainment Holdings, Inc. 5.875%, 2/15/2022[1,5]	604,500
491,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[1,5]	501,434
700,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1,5]	696,283
800,000	Bed Bath & Beyond, Inc. 3.749%, 8/1/2024[1]	697,317
1,000,000	Block Financial LLC 5.500%, 11/1/2022[1,5]	1,037,607
600,000	Conn's, Inc. 7.250%, 7/15/2022[1]	595,500

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[5]	$42,000
	GameStop Corp.
800,000	5.500%, 10/1/2019[1,2,5]	798,000
800,000	6.750%, 3/15/2021[1,5]	817,200
366,000	Gap, Inc. 5.950%, 4/12/2021[1,5]	381,988
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[1,5]	597,000
	Goodyear Tire & Rubber Co.
40,000	8.750%, 8/15/2020[5]	43,500
800,000	5.125%, 11/15/2023[1]	800,000
800,000	Griffon Corp. 5.250%, 3/1/2022[1]	791,000
	Hertz Corp.
160,000	5.875%, 10/15/2020[1,5]	159,200
443,000	7.375%, 1/15/2021[1,5]	442,446
344,000	International Game Technology 5.500%, 6/15/2020[5]	348,300
	JC Penney Corp., Inc.
24,000	8.125%, 10/1/2019[5]	24,030
311,000	5.650%, 6/1/2020[5]	278,345
400,000	KB Home 8.000%, 3/15/2020[5]	423,040
700,000	L Brands, Inc. 5.625%, 10/15/2023[5]	698,250
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[1,2,5]	606,000
1,000,000	Mattel, Inc. 2.350%, 8/15/2021[1,5]	905,000
340,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[1,5]	349,350
80,000	MGM Resorts International 6.750%, 10/1/2020[5]	84,100
	Penske Automotive Group, Inc.
350,000	5.750%, 10/1/2022[1,5]	356,562
250,000	5.375%, 12/1/2024[1]	245,000
600,000	Quad/Graphics, Inc. 7.000%, 5/1/2022[5]	607,500
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,5]	598,500
	RR Donnelley & Sons Co.
340,000	7.625%, 6/15/2020[5]	360,400
169,000	7.875%, 3/15/2021[5]	179,351

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$191,000	8.875%, 4/15/2021[5]	$206,280
400,000	Scientific Games International, Inc. 6.625%, 5/15/2021[1]	398,000
600,000	ServiceMaster Co. LLC 5.125%, 11/15/2024[1,2]	591,000
700,000	Signet UK Finance PLC 4.700%, 6/15/2024[1,3,5]	663,193
675,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[1,5]	636,187
700,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[1,5]	698,250
400,000	Toys R Us, Inc. 7.375%, 10/15/2018*4,5	8,000
605,000	Vista Outdoor, Inc. 5.875%, 10/1/2023[1,5]	592,900
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,5]	212,044
		20,222,424
	Consumer Staples – 8.9%
202,000	Avon Products, Inc. 7.000%, 3/15/2023[5]	184,830
700,000	B&G Foods, Inc. 4.625%, 6/1/2021[1]	699,125
700,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1,5]	721,875
1,600,000	Dean Foods Co. 6.500%, 3/15/2023[1,2]	1,505,600
700,000	Ingles Markets, Inc. 5.750%, 6/15/2023[1,5]	708,750
300,000	Pyxus International, Inc. 9.875%, 7/15/2021[1,5]	291,375
600,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,5]	481,500
600,000	Safeway, Inc. 4.750%, 12/1/2021[5]	574,500
600,000	SUPERVALU, Inc. 7.750%, 11/15/2022[1,5]	623,250
589,000	TreeHouse Foods, Inc. 4.875%, 3/15/2022[1]	589,000
		6,379,805
	Energy – 12.2%
700,000	Antero Resources Corp. 5.375%, 11/1/2021[1,5]	708,960

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Energy (Continued)
$280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,5]	$280,700
	Carrizo Oil & Gas, Inc.
84,000	7.500%, 9/15/2020[1,5]	84,000
250,000	6.250%, 4/15/2023[1]	255,312
619,000	CNX Resources Corp. 5.875%, 4/15/2022[1,5]	619,186
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[1,5]	487,500
800,000	Ensco PLC 8.000%, 1/31/2024[1,3,5]	806,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[1,5]	283,054
600,000	Halcon Resources Corp. 6.750%, 2/15/2025[1,5]	576,000
223,000	Laredo Petroleum, Inc. 5.625%, 1/15/2022[1,5]	221,327
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,5]	498,750
450,000	NuStar Logistics LP 6.750%, 2/1/2021[5]	471,375
320,000	Oasis Petroleum, Inc. 6.875%, 1/15/2023[1,5]	325,600
600,000	Petrobras Global Finance B.V. 4.375%, 5/20/2023[3]	569,880
600,000	PHI, Inc. 5.250%, 3/15/2019[1,5]	571,500
400,000	Resolute Energy Corp. 8.500%, 5/1/2020[1,5]	400,500
600,000	SESI LLC 7.125%, 12/15/2021[1]	608,400
300,000	Southwestern Energy Co. 5.300%, 1/23/2020[1,5]	304,500
640,000	Transocean, Inc. 6.500%, 11/15/2020[3,5]	662,400
		8,734,944
	Financials – 12.7%
800,000	Alliance Data Systems Corp. 5.375%, 8/1/2022[1,2]	806,000
700,000	Cardtronics, Inc. 5.125%, 8/1/2022[1,5]	688,940
490,000	CBL & Associates LP 5.250%, 12/1/2023[1]	417,578

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Financials (Continued)
	CoreCivic, Inc.
$72,000	4.125%, 4/1/2020[1,5]	$71,752
591,000	5.000%, 10/15/2022[1,5]	583,612
	Credit Acceptance Corp.
500,000	6.125%, 2/15/2021[1,5]	504,375
200,000	7.375%, 3/15/2023[1,5]	209,500
537,000	Enova International, Inc. 9.750%, 6/1/2021[1,5]	563,179
350,000	First Data Corp. 7.000%, 12/1/2023[1,2,5]	364,437
575,000	Fly Leasing Ltd. 5.250%, 10/15/2024[1,3,5]	552,719
666,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[5]	682,650
800,000	GEO Group, Inc. 5.875%, 10/15/2024[1]	766,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
565,000	6.000%, 8/1/2020[1,5]	575,266
135,000	6.250%, 2/1/2022[1,5]	138,375
74,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 6/1/2022[1]	73,908
	Navient Corp.
410,000	8.000%, 3/25/2020[5]	431,525
290,000	7.250%, 1/25/2022[5]	305,950
700,000	Oppenheimer Holdings, Inc. 6.750%, 7/1/2022[1,5]	710,500
596,000	Popular, Inc. 7.000%, 7/1/2019[1,3,5]	611,198
		9,057,464
	Health Care – 9.8%
	Acadia Healthcare Co., Inc.
600,000	5.125%, 7/1/2022[1,5]	598,500
100,000	5.625%, 2/15/2023[1,5]	100,500
600,000	Bausch Health Cos., Inc. 7.500%, 7/15/2021[1,2,3,5]	611,250
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,5]	58,200
572,000	7.125%, 7/15/2020[1,5]	503,360
800,000	HCA, Inc. 5.375%, 2/1/2025	816,000
700,000	LifePoint Health, Inc. 5.500%, 12/1/2021[1,5]	711,487

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Health Care (Continued)
$800,000	Owens & Minor, Inc. 3.875%, 9/15/2021	$750,500
700,000	Select Medical Corp. 6.375%, 6/1/2021[1,5]	707,875
660,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[5]	682,176
1,500,000	Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021[3,5]	1,452,918
		6,992,766
	Industrials – 3.8%
700,000	AECOM 5.875%, 10/15/2024[1]	740,250
700,000	Bombardier, Inc. 5.750%, 3/15/2022[2,3,5]	703,937
630,000	Herc Rentals, Inc. 7.500%, 6/1/2022[1,2,5]	666,225
	Triumph Group, Inc.
600,000	4.875%, 4/1/2021[1,5]	579,000
25,000	5.250%, 6/1/2022[1,5]	23,563
		2,712,975
	Materials – 10.7%
800,000	AK Steel Corp. 7.625%, 10/1/2021[1,5]	815,000
700,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021[1,5]	711,375
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[3,5]	356,164
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[1,5]	452,500
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[1,2,3,5]	516,680
700,000	Chemours Co. 6.625%, 5/15/2023[1,5]	731,213
637,000	Cleveland-Cliffs, Inc. 5.900%, 3/15/2020[5]	661,843
1,000,000	Coeur Mining, Inc. 5.875%, 6/1/2024[1]	952,500
600,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[1,3,5]	573,375
439,000	Hecla Mining Co. 6.875%, 5/1/2021[1,5]	440,097
400,000	Hexion, Inc. 6.625%, 4/15/2020[1,5]	376,000

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Materials (Continued)
$600,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[1]	$607,020
400,000	United States Steel Corp. 7.375%, 4/1/2020[5]	418,500
		7,612,267
	Technology – 3.3%
700,000	Diebold Nixdorf, Inc. 8.500%, 4/15/2024[1]	500,500
700,000	Infor US, Inc. 6.500%, 5/15/2022[1,5]	709,485
540,000	NCR Corp. 4.625%, 2/15/2021[1]	534,600
700,000	Pitney Bowes, Inc. 4.700%, 4/1/2023[1,5]	640,297
		2,384,882
	Utilities – 1.6%
	Ferrellgas LP / Ferrellgas Finance Corp.
35,000	6.500%, 5/1/2021[1,5]	31,325
165,000	6.750%, 1/15/2022[1,5]	143,963
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020[1,5]	285,000
700,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[1,5]	687,750
		1,148,038
	Total Corporate Bonds (Cost $71,720,373)	70,781,656

	Total Investments – 99.0% (Cost $71,720,373)	70,781,656
	Other Assets in Excess of Liabilities – 1.0%	735,513
	Total Net Assets – 100.0%	$71,517,169

Number of Contracts
WRITTEN Options Contracts – (0.1)%
Put Options – (0.1)%
Allergan PLC
(84)	Exercise Price: $175.00, Notional Amount: $(1,470,000), Expiration Date: October 19, 2018	$(3,066)

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Contracts		Value
	written Options Contracts (Continued)
	Put Options (Continued)
	Cboe Global Markets, Inc.
(66)	Exercise Price: $80.00, Notional Amount: $(528,000), Expiration Date: December 21, 2018	$(4,455)
	Cintas Corp.
(78)	Exercise Price: $190.00, Notional Amount: $(1,482,000), Expiration Date: October 19, 2018	(6,240)
	Exxon Mobile Corp.
(182)	Exercise Price: $81.00, Notional Amount: $(1,474,200), Expiration Date: October 19, 2018	(3,276)
	Health Insurance Innovations, Inc.
(200)	Exercise Price: $40.00, Notional Amount: $(800,000), Expiration Date: October 19, 2018	(1,000)
	Northern Trust Corp.
(113)	Exercise Price: $90.00, Notional Amount: $(1,017,000), Expiration Date: October 19, 2018	(2,260)
	Square, Inc.
(166)	Exercise Price: $84.50, Notional Amount: $(1,402,700), Expiration Date: October 26, 2018	(11,039)
	The Boston Beer Company, Inc.
(59)	Exercise Price: $250.00, Notional Amount: $(1,475,000), Expiration Date: October 19, 2018	(6,637)
	Total Put Options (Proceeds $39,327)	(37,973)
	Total WRITTEN Options Contracts (Proceeds $39,327)	$(37,973)

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,089,649 which represents 11.3% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security is in default.
[5]	Security segregated as collateral for open written options contracts.

See accompanying Notes to Schedule of Investments.

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.6%
	Communications – 3.1%
556	Booking Holdings, Inc.*	$1,103,104
28,547	Comcast Corp. - Class A	1,010,849
45,668	Interpublic Group of Cos., Inc.	1,044,427
		3,158,380
	Consumer Discretionary – 12.4%
59,581	American Axle & Manufacturing Holdings, Inc.*	1,039,093
45,572	BMC Stock Holdings, Inc.*	849,918
17,404	Deluxe Corp.	990,984
17,123	Fastenal Co.	993,477
16,320	KAR Auction Services, Inc.	974,141
26,166	Nutrisystem, Inc.	969,450
390	NVR, Inc.*	963,612
16,647	Patrick Industries, Inc.*	985,502
18,107	Steven Madden Ltd.	957,860
12,682	Tractor Supply Co.	1,152,540
3,460	Vail Resorts, Inc.	949,493
49,316	William Lyon Homes - Class A*	783,631
29,436	Yum China Holdings, Inc.	1,033,498
		12,643,199
	Consumer Staples – 1.0%
4,528	Costco Wholesale Corp.	1,063,537

	Energy – 7.3%
7,526	Concho Resources, Inc.*	1,149,597
13,404	Energen Corp.*	1,155,023
51,671	Liberty Oilfield Services, Inc. - Class A	1,114,543
33,545	Matador Resources Co.*	1,108,662
43,825	Shell Midstream Partners LP	936,979
31,492	TC PipeLines LP	955,152
9,212	Valero Energy Corp.	1,047,865
		7,467,821
	Financials – 27.2%
21,827	Aflac, Inc.	1,027,397
4,300	Alliance Data Systems Corp.	1,015,488
31,847	Artisan Partners Asset Management, Inc. - Class A	1,031,843
37,524	Associated Banc-Corp	975,624
29,598	BancorpSouth Bank	967,855
19,109	Bank of NT Butterfield & Son Ltd.[1]	990,993
10,238	BOK Financial Corp.	995,953
36,120	Cadence BanCorp	943,454
24,046	Cathay General Bancorp	996,466
10,271	Comerica, Inc.	926,444

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
44,382	Federated Investors, Inc. - Class B	$1,070,494
23,564	Great Western Bancorp, Inc.	994,165
21,840	Hamilton Lane, Inc. - Class A	967,075
63,461	Huntington Bancshares, Inc.	946,838
7,117	Jack Henry & Associates, Inc.	1,139,289
47,500	KeyCorp	944,775
5,039	Mastercard, Inc.	1,121,732
25,278	NBT Bancorp, Inc.	970,170
46,759	NMI Holdings, Inc. - Class A*	1,059,091
54,823	People's United Financial, Inc.	938,570
15,726	Pinnacle Financial Partners, Inc.	945,919
7,066	PNC Financial Services Group, Inc.	962,318
22,018	Renasant Corp.	907,362
23,596	ServisFirst Bancshares, Inc.	923,783
17,235	TD Ameritrade Holding Corp.	910,525
10,769	Total System Services, Inc.	1,063,331
34,943	TriState Capital Holdings, Inc.*	964,427
20,539	WSFS Financial Corp.	968,414
		27,669,795
	Health Care – 8.2%
5,611	Laboratory Corp. of America Holdings*	974,519
27,623	LeMaitre Vascular, Inc.	1,070,115
8,958	Masimo Corp.*	1,115,629
17,160	Nektar Therapeutics*	1,046,074
12,188	Neogen Corp.*	871,808
22,721	Supernus Pharmaceuticals, Inc.*	1,144,002
30,976	Tivity Health, Inc.*	995,878
8,219	Zimmer Biomet Holdings, Inc.	1,080,552
		8,298,577
	Industrials – 15.0%
18,364	Comfort Systems USA, Inc.	1,035,730
12,712	Fortive Corp.	1,070,350
16,163	Forward Air Corp.	1,158,887
18,632	Generac Holdings, Inc.*	1,051,031
17,686	Greenbrier Cos., Inc.	1,062,929
15,326	HEICO Corp. - Class A	1,157,113
15,061	Hexcel Corp.	1,009,840
4,115	Huntington Ingalls Industries, Inc.	1,053,769
6,706	IDEX Corp.	1,010,326
5,853	Norfolk Southern Corp.	1,056,467
38,276	Schneider National, Inc. - Class B	956,134
27,835	Systemax, Inc.	916,885
13,827	TopBuild Corp.*	785,650

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
8,322	WABCO Holdings, Inc.*	$981,497
11,195	Waste Management, Inc.	1,011,580
		15,318,188
	Materials – 11.0%
8,814	Celanese Corp.	1,004,796
23,856	Chemours Co.	940,881
20,489	Encore Wire Corp.	1,026,499
12,183	FMC Corp.	1,062,114
74,416	Freeport-McMoRan, Inc.	1,035,871
19,674	International Paper Co.	966,977
9,131	Packaging Corp. of America	1,001,579
40,717	Schnitzer Steel Industries, Inc. - Class A	1,101,395
23,451	Steel Dynamics, Inc.	1,059,751
27,264	Versum Materials, Inc.	981,776
5,965	WD-40 Co.	1,026,576
		11,208,215
	Technology – 14.4%
4,174	Adobe Systems, Inc.*	1,126,771
4,702	Apple, Inc.	1,061,430
6,632	athenahealth, Inc.*	886,035
20,536	Booz Allen Hamilton Holding Corp.	1,019,202
2,372	CoStar Group, Inc.*	998,233
4,945	Intuit, Inc.	1,124,493
16,049	ManTech International Corp. - Class A	1,015,902
15,689	MAXIMUS, Inc.	1,020,726
11,556	MKS Instruments, Inc.	926,213
60,413	NIC, Inc.	894,112
4,167	NVIDIA Corp.	1,171,010
14,113	Paychex, Inc.	1,039,423
9,341	Texas Instruments, Inc.	1,002,196
12,151	Veeva Systems, Inc. - Class A*	1,322,879
		14,608,625
	Total Common Stocks (Cost $99,230,836)	101,436,337

Principal Amount
	Short-Term Investments – 0.8%
$793,232	UMB Money Market Fiduciary, 0.25%[2]	793,232
	Total Short-Term Investments (Cost $793,232)	793,232

MarketGrader 100 Enhanced Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Value
Total Investments – 100.4% (Cost $100,024,068)	$102,229,569
Liabilities in Excess of Other Assets – (0.4)%	(397,222)
Total Net Assets – 100.0%	$101,832,347

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

RAISETM Core Tactical Fund (formerly known as Kaizen Hedged Premium Spreads Fund), Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund (formerly known as MarketGrader 100 Enhanced Index Fund) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The RAISETM Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Fund are diversified funds.

The RAISETM Core Tactical Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Fund’s primary investment objective is to seek capital appreciation. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the RAISETM Core Tactical Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the RAISETM Core Tactical Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

The performance of the RAISETM Core Tactical Fund may be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the portfolio’s financial statements. As of September 30, 2018, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 33.3%.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Fund
Cost of investments	$80,309,176	$71,681,046	$100,034,565

Gross unrealized appreciation	$10,371,907	$763,328	$5,989,215
Gross unrealized depreciation	(1,323,334)	(1,700,691)	(3,794,211)
Net unrealized appreciation (depreciation) on investments	$9,048,573	$(937,363)	$2,195,004

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Funds’ assets carried at fair value:

RAISETM Core Tactical Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$59,507,260	$-	$-	$59,507,260
Exchange-Traded Funds	29,732,225	-	-	29,732,225
Short-Term Investments	118,264	-	-	118,264
Total Investments	$89,357,749	$-	$-	$89,357,749

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$70,781,656	$-	$70,781,656
Total Assets	$-	$70,781,656	$-	$70,781,656

Liabilities
Written Options Contracts	$19,413	$18,560	$-	$37,973
Total Liabilities	$19,413	$18,560	$-	$37,973

MarketGrader 100 Enhanced Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$101,436,337	$-	$-	$101,436,337
Short-Term Investments	793,232	-	-	793,232
Total Investments	$102,229,569	$-	$-	$102,229,569

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Kaizen Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	11/29/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18

*	Print the name and title of each signing officer under his or her signature.